Cover	Nov. 27, 2023
Cover [Abstract]
Entity Registrant Name	Federal Home Loan Bank of New York
Entity Central Index Key	0001329842
Document Type	8-K/A
Amendment Flag	true
Amendment Description	In a Current Report on Form 8-K dated November 27, 2023 (the "Form 8-K"), the Federal Home Loan Bank of New York ("FHLBNY") reported the re-election of Ms. Ángela Weyne and the election of Mr. Robert M. Fisher, Mr. Anders Tomson and Ms. Carolyn Bosher Maloney to the FHLBNY's Board of Directors ("Board") for four-year terms, each beginning on January 1, 2024. At the time of the filing of the aforementioned Forms 8-K, the Committees of the Board for 2024 had not yet been determined. The FHLBNY is now filing this Form 8-K/A to report all Board Committee Director assignments for 2024, as approved by the Board on December 21, 2023
Entity Emerging Growth Company	false
Document Period End Date	Nov. 27, 2023
Entity File Number	000-51397
Entity Tax Identification Number	13-6400946
Entity Address Address Line 1	101 Park Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10178-0599
City Area Code	212
Local Phone Number	441-6616
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false